EP China Fund
SUMMARY SECTION EP China Fund
Investment Objective
The Fund’s investment objective is long term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 12 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EP China Fund Class A
Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	20
Overnight check delivery fee	15
Retirement account annual maintenance fee and full redemption fee requests	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		EP China Fund Class A
Management fees		1.15%
Distribution (Rule 12b-1) fee		0.25%
Other expenses		0.51%
Total annual fund operating expenses		1.91%
Expense waiver/reimbursement	[1]	(0.16%)
Total annual fund operating expenses after fee waiver		1.75%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.75% of average daily net assets of the Fund. This agreement is effective until October 31, 2012, and may be terminated by the Trust's Board of Trustees (the "Board"). The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which fees were waived or reimbursed.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
EP China Fund Class A	620	1,008	1,421	2,570

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. The Fund’s sub-advisor will focus the Fund’s investments in, but not limit them to, dividend-paying Chinese companies.

Principal Risks of Investing

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

·	Market Risk:

The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

·	Foreign Security Risk:

The risk that the prices of foreign securities may be more volatile than those of U.S. securities because of economic conditions abroad, political developments, and changes in the regulatory environment of the countries in which the Fund invests. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices. There may also be less publicly available information about a non-U.S. company than a U.S. company. Many foreign stock markets are more concentrated than the U.S. stock market, which means that the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

•	China Specific Risk:

There are specific risks associated with investing in China, including the risk of severe political or military disruption. The risk of nationalization, expropriation or confiscation of property may be higher in China than in other countries. In addition, China has a long history of tensions with its neighbors. There have been long-running territorial disputes with several neighbors including the continuing dispute over the status of Taiwan. Military conflict with other countries could disrupt economic development and could destabilize the entire region.

·	Small or Mid-Cap Company Risk:

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

·	Management Risk:

The skill of the Fund’s sub-advisor will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the advisor’s ability to select stocks, particularly in volatile stock markets.

Performance

The following information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available by calling toll-free 1-888-558-5851.

Calendar-Year Total Returns For each calendar year at NAV

The year-to-date total return as of September 30, 2011 was (20.46)%.
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	(8.25)%	Quarter Ended 6/30/2010

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns EP China Fund		One Year	Since Inception	Inception Date
Class A		23.02%	32.25%	Jul 31, 2009
Class A - Return After Taxes on Distributions	[1]	22.73%	31.87%	Jul 31, 2009
Class A - Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.33%	27.53%	Jul 31, 2009
MSCI China Index (does not reflect deduction for fees, expenses or taxes)		4.63%	7.98%	Jul 31, 2009
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Effective Date	dei_DocumentEffectiveDate	Oct 31, 2011
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
EP China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION EP China Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 12 of the Fund’s prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.

Please note that the figures below are based on the Fund’s net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. dollar denominated publicly traded stocks of companies of all capitalizations that are economically tied to China or its special administrative regions. In furtherance of its principal investment strategy, the Fund may purchase shares issued by Chinese companies that are listed on the Shanghai Stock Exchange, the Shenzhen Stock Exchange, the Hong Kong Stock Exchange, or the New York Stock Exchange; shares issued by Hong Kong companies that are owned or controlled by Chinese government bodies and listed on the Hong Kong Stock Exchange; and shares of companies that conduct business in China but are listed in overseas markets. The Fund’s sub-advisor will focus the Fund’s investments in, but not limit them to, dividend-paying Chinese companies.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

·	Market Risk:

The Fund’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market.

·	Foreign Security Risk:

The risk that the prices of foreign securities may be more volatile than those of U.S. securities because of economic conditions abroad, political developments, and changes in the regulatory environment of the countries in which the Fund invests. In addition, changes in exchange rates and interest rates in foreign countries may adversely affect share prices. There may also be less publicly available information about a non-U.S. company than a U.S. company. Many foreign stock markets are more concentrated than the U.S. stock market, which means that the performance of a single company or group of companies could have a much greater impact on a foreign stock market than a single company or group of companies would on the U.S. stock market.

•	China Specific Risk:

There are specific risks associated with investing in China, including the risk of severe political or military disruption. The risk of nationalization, expropriation or confiscation of property may be higher in China than in other countries. In addition, China has a long history of tensions with its neighbors. There have been long-running territorial disputes with several neighbors including the continuing dispute over the status of Taiwan. Military conflict with other countries could disrupt economic development and could destabilize the entire region.

·	Small or Mid-Cap Company Risk:

Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

·	Management Risk:

The skill of the Fund’s sub-advisor will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the advisor’s ability to select stocks, particularly in volatile stock markets.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information indicates some of the risks of investing in the Fund by comparing the Fund’s performance with the performance of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Updated performance information is available by calling toll-free 1-888-558-5851.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information indicates some of the risks of investing in the Fund by comparing the Fund's performance with the performance of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-558-5851
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar-Year Total Returns For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock
The year-to-date total return as of September 30, 2011 was (20.46)%.
Highest Calendar Quarter Return at NAV	18.78%	Quarter Ended 9/30/2010
Lowest Calendar Quarter Return at NAV	(8.25)%	Quarter Ended 6/30/2010

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Year to Date Return	rr_BarChartYearToDateReturn	(20.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.25%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
EP China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPHCX
Maximum sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee	epchinaf_WireFee	20
Overnight check delivery fee	epchinaf_OvernightCheckFee	15
Retirement account annual maintenance fee and full redemption fee requests	rr_ShareholderFeeOther	15
Management fees	rr_ManagementFeesOverAssets	1.15%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Expense waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	620
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,008
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,421
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,570
2010	rr_AnnualReturn2010	23.02%
One Year	rr_AverageAnnualReturnYear01	23.02%
Since Inception	rr_AverageAnnualReturnSinceInception	32.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009
EP China Fund | Class A | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.73%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	31.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009	[2]
EP China Fund | Class A | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.33%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	27.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009	[2]
EP China Fund | MSCI China Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2009

[1]	The Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.75% of average daily net assets of the Fund. This agreement is effective until October 31, 2012, and may be terminated by the Trust's Board of Trustees (the "Board"). The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which fees were waived or reimbursed.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.